Intangible assets, net	12 Months Ended
Dec. 31, 2023
ZHEJIANG TIANLAN
Intangible assets, net
10.	Intangible assets, net

	December 31,
	2023	2022
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	3,950
Others	165	165

	4,315	4,115

Less: Accumulated amortization	(2,552)	(2,307)

Net carrying amount	1,763	1,808

	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Amortization expense	246	257	255

At December 31, 2023, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2024	246
2025	246
2026	246
2027	246
2028	246
Thereafter	533

Total	1,763